Income Taxes	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Income Taxes [Text Block]

15. Income Taxes

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
Net loss	$(1,274,996)	$(2,021,700)	$(3,488,129)
Tax rate	34%	34%	34%
Expected income tax recovery	(433,499)	(687,378)	(1,185,964)
Derivative liability	(314,154)	(607,888)	(38,927)
Non-deductible items and other	18,014	275,973	83,288
Share issuance costs not recognized	(60,269)	(58,233)	-
Effect of different foreign tax rates	24,457	19,251	30,448
Effect of change in US corporate tax rate	3,059,896	-	-
Temporary differences not recognized	(2,295,685)	1,058,275	1,111,155
	$-	$-	$-

The Company has the following deductible temporary difference for which no deferred tax asset has been recognized and that can be carried forward indefinitely.

	December 31,	December 31,
	2017	2016
Non-capital losses – Canada	$2,322,369	$1,934,799
Tax losses – United States	22,359,419	20,420,145
Equipment tax pools	1,178,241	1,102,969
Share issuance costs	324,049	247,194
	$26,184,078	$23,705,107

The Canadian non-capital losses expire between 2027 and 2037. The US tax losses may be carried forward indefinitely. No deferred tax asset has been recognized as there is insufficient persuasive evidence that the Company will have sufficient taxable income in the future to utilize the tax losses.